Employee benefit obligations - Movement in defined benefit obligations and assets (Details) - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Obligations
Employee benefit obligations
Balance at the beginning	$ (2,349)	$ (2,503)
Current service cost	(25)	(28)
Past service credit - net	3	62
Interest cost	(56)	(72)
Re‑measurements	(203)	(351)
Obligations/(assets) extinguished on reclassification	32
Benefits paid	130	151
Disposal of Food & Specialty		408
Exchange	(50)	(16)
Balance at the end	(2,518)	(2,349)
Assets
Employee benefit obligations
Balance at the beginning	1,734	1,673
Interest income	44	54
Administration expenses paid from plan assets	(1)	(1)
Re‑measurements	147	217
Obligations/(assets) extinguished on reclassification	(32)
Employer contributions	40	47
Benefits paid	(130)	(151)
Disposal of Food & Specialty		(123)
Exchange	22	18
Balance at the end	$ 1,824	$ 1,734